Quarterly Financial Summary (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Summary

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
2013
Net sales	$641,625	$634,197	$648,638	$691,956
Gross profit	$199,590	$196,639	$211,649	$253,527
Restructuring and other charges, net(a)	$—	$—	$—	$33,361
Net income attributable to Albemarle Corporation	$83,987	$82,739	$90,512	$155,933
Basic earnings per share	$0.95	$0.98	$1.11	$1.92
Shares used to compute basic earnings per share	88,719	84,028	81,385	81,226
Diluted earnings per share	$0.94	$0.98	$1.11	$1.91
Shares used to compute diluted earnings per share	89,236	84,489	81,852	81,713

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
2012
Net sales	$711,704	$684,894	$661,226	$687,596
Gross profit	$250,980	$249,288	$217,750	$191,977
Restructuring and other charges, net(a)	$—	$94,703	$—	$16,982
Net income attributable to Albemarle Corporation	$114,262	$50,089	$109,459	$37,726
Basic earnings per share	$1.28	$0.56	$1.23	$0.42
Shares used to compute basic earnings per share	88,997	89,414	89,327	89,018
Diluted earnings per share	$1.27	$0.56	$1.22	$0.42
Shares used to compute diluted earnings per share	89,947	90,051	89,879	89,660

(a)	See Note 19, “Special Items.”